         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

        SUPPLEMENT DATED JULY 27, 2009 TO PROSPECTUSES DATED MAY 1, 2009

                         New Available Model Allocations

This Supplement describes new Model Allocations that are available to Contracts purchased on or after July 27, 2009. It supplements prospectuses dated May 1, 2009, for VENTURE(R) OPPORTUNITY A SHARE and VENTURE(R) OPPORTUNITY B SHARE VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

You should read this Supplement together with the prospectus for the Contract you purchase (the "Annuity Prospectus"), and retain both documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029 or, in New York, at 1-800-551-2078 to request a free copy. You may also visit us at www.jhannuities.com or www.jhannuitiesnewyork.com.

NEW MODEL ALLOCATIONS FOR CONTRACTS AVAILABLE JULY 27, 2009

The following paragraphs in the "Restrictions on Investment Options Under Income Plus For Life Series Riders - Available Model Allocations" section of the Annuity Prospectus under "VI. Optional Benefits" have been updated as follows:

AVAILABLE MODEL ALLOCATIONS. If you have elected an Income Plus For Life Series Rider, you may allocate your entire Contract Value to any one of the available Model Allocations in the table shown below. You may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. If you select a Model Allocation, you authorize us to rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

None of the Model Allocations is a fund-of-funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your financial advisor to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.

WE RESERVE THE RIGHT TO RESTRICT THE AVAILABILITY OF MODEL ALLOCATIONS AT ANY TIME. If we restrict a Model Allocation and your Contract Value is allocated to that Model Allocation on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation as long as you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation. We will continue to rebalance your Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual Investment Options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation. The currently available Model Allocations are:

                                                       MODEL ALLOCATION
               MODEL ALLOCATION NAME                      PERCENTAGE                  PORTFOLIO NAME
----------------------------------------------------   ----------------   ------------------------------------
CORE PLUS BALANCED GROWTH & INCOME 7.09                      20%          500 Index
(currently available version, effective July 27,              9%          American Blue Chip Income and Growth
2009)                                                        15%          American Bond
                                                              3%          American Growth
                                                             15%          American High-Income Bond
                                                              6%          American International
                                                              3%          Mid Cap Stock
                                                              9%          Mutual Shares
                                                             20%          Total Bond Market Trust A


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

                                                       MODEL ALLOCATION
               MODEL ALLOCATION NAME                      PERCENTAGE                  PORTFOLIO NAME
----------------------------------------------------   ----------------   ------------------------------------
CORE PLUS BALANCED TO GROWTH 7.09                            26%          500 Index
(currently available version, effective July 27,              9%          American Blue Chip Income and Growth
2009)                                                         9%          American Bond
                                                              9%          American Growth
                                                             12%          American High-Income Bond
                                                              6%          American International
                                                              3%          Mid Cap Stock
                                                             12%          Mutual Shares
                                                             14%          Total Bond Market Trust A

CORE PLUS BALANCED GROWTH & INCOME                           24%          500 Index
(closed version, available only for Contracts issued          9%          American Blue Chip Income and Growth
between May 1 and July 26, 2009)(1)                          15%          American Bond
                                                              3%          American Global Small Capitalization
                                                              3%          American Growth
                                                              6%          American Growth-Income
                                                              3%          Global
                                                              9%          Investment Quality Bond
                                                              9%          Mutual Shares
                                                             16%          Total Bond Market Trust A
                                                              3%          Value

CORE PLUS BALANCED TO GROWTH                                 30%          500 Index
(closed version, available only for Contracts issued          9%          American Blue Chip Income and Growth
between May 1 and July 26, 2009)(1)                           9%          American Bond
                                                              3%          American Global Small Capitalization
                                                              6%          American Growth
                                                              6%          American Growth-Income
                                                              6%          Global
                                                              6%          Investment Quality Bond
                                                             12%          Mutual Shares
                                                             10%          Total Bond Market Trust A
                                                              3%          Value

----------
(1) If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation as long as you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation. We will continue to rebalance your Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual Investment Options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

                         SUPPLEMENT DATED JULY 27, 2009

70392: 0709   333-146591
              333-146698
              333-146590
              333-146699


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